Staff costs - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 people employee £ / shares	Dec. 31, 2022 employee people £ / shares	Dec. 31, 2021 employee people £ / shares	Dec. 31, 2008 GBP (£) trading_session
Share-based payment arrangement
Total number of employees | employee	212,764	206,462	199,177
Average number of employees | people	211,514	201,516	194,589
Average number of employees with disabilities	4,701	4,114	3,703
Weighted average grant-date fair value of options granted (in GBP per share) | £ / shares	£ 0.33	£ 0.23	£ 0.20
Parent Company
Share-based payment arrangement
Average number of employees | people	24,061	23,410	24,512
Executive directors and Senior management
Share-based payment arrangement
Average number of employees | people	16	17	19
Deferred variable compensation plan linked to multiannual objectives
Share-based payment arrangement
Fair value of plan, initial achievement	70.00%
Santander UK plc | Sharesave plan
Share-based payment arrangement
Percentage employees may reduce the average purchase and sale prices of shares under the Sharesave Scheme				20.00%
Number of trading sessions | trading_session				3
Minimum | Santander UK plc | Sharesave plan
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 5
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				3 years
Period for approval of the Sharesave Scheme by UK tax authorities				21 days
Maximum | Santander UK plc | Sharesave plan
Share-based payment arrangement
Employee contributions deducted from their net monthly pay | £				£ 500
Period of time the employee contributions are deducted from their net monthly pay for the voluntary Sharesave Scheme				5 years
Period for approval of the Sharesave Scheme by UK tax authorities				41 days
Parent Company
Share-based payment arrangement
Average number of employees with disabilities | employee	428	331	288
Employee with disabilities, threshold degree of disability	33.00%
Number of employees with disabilities at end of period | employee	436	444	307